Staking and lending income (Tables)	9 Months Ended
Sep. 30, 2026
Staking And Lending Income
Schedule of Staking and Lending Income
	Three months ended September 30,		Nine months ended September 30
For the period ended	2026	2025	2026	2025
Validator nodes	177,748	966,484	622,543	2,773,659
All other counterparties	2,380,540	3,916,540	5,740,942	8,075,872
Total	$2,558,288	$4,883,024	$6,363,485	$10,849,531